Annual Total Returns- Thrivent Moderately Conservative Allocation Fund (Class A) [BarChart] - Class A - Thrivent Moderately Conservative Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.34%)	9.81%	9.06%	5.01%	(0.95%)	6.96%	9.06%	(3.89%)	14.80%	10.11%